General Government Securities Money Market Funds, Inc.

-  General Government Securities Money Market Fund – Dreyfus Class

- General Treasury Prime Money Market Fund – Dreyfus Class

Incorporated herein by reference is a supplement to the  Dreyfus Class Shares Prospectus of the above referenced fund dated June 5, 2015, filed pursuant to Rule 497(e) under the Securities Act of 1933 (SEC Accession No. 0000702172-16-000037).